Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Cash Flows From Operating Activities:
Net (loss) income	$ (427,352)	¥ (2,900,000)	¥ (62,019,599)	¥ 13,251,753
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization expenses	104,315	707,790	1,132,097	1,109,606
Amortization of operating lease right-of-use assets	271,861	1,844,607	2,090,222	2,153,804
(Gain) loss from early termination of right-of-use assets			(34,321)	46,943
Equity in earnings of subsidiaries	(362,868)	(2,462,098)
Share-based compensation expenses	195,693	1,327,797	97,765
Provision for doubtful receivables	498,413	3,381,779	21,421,734	4,118,332
Loss on deconsolidation of a subsidiary	2,233,615	15,155,302
Gain from extinguishment of liability (Note 10)				(8,996,341)
Accretion of interest expenses on convertible notes	409,314	2,777,236	2,761,739
(Gain) loss from extinguishment of convertible notes	(20,552)	(139,447)	7,174,958
Changes in fair value of derivative liabilities	(631,627)	(4,285,653)	1,031,558
Changes in fair value of warrant liabilities	(249,204)	(1,690,872)	(1,952,081)
Deferred income tax expenses (benefits)			(2,626,562)	5,496,536
Changes in operating assets and liabilities:
Accounts receivable	(6,366,895)	(43,200,017)	3,938,524	(65,456,574)
Due from related parties	(182,193)	(1,236,200)	(1,586,308)	(8,040,512)
Prepaid expenses and other current assets	(1,019,450)	(6,917,072)	2,661,378	(1,240,202)
Other non-current assets	80,849	548,571	(573,649)	15,000
Accounts payable	912,077	6,188,517	7,357,872	19,816,427
Insurance premium payable	(5,851,642)	(39,703,974)	4,412,464	34,823,473
Due to related parties	315,397	2,140,000	136,816	162,408
Income tax payable	45,569	309,190	15,853	14,404
Operating lease liabilities	(261,855)	(1,776,711)	(2,175,762)	(1,999,242)
Accrued expenses and other liabilities	1,608,816	10,915,977	(3,941,186)	914,832
Net cash used in operating activities	(8,697,721)	(59,014,907)	(20,676,488)	(3,809,353)
Cash Flows From Investing Activities
Purchase of property and equipment				(276,102)
Prepayments or purchase for intangible assets				(316,236)
Cash and restricted cash disposed upon loss of control of subsidiary	(1,943,870)	(13,189,351)
Investment in an equity investee	1,456,408	9,881,875	(2,500,000)
Prepayment for equity investments			(12,475,000)
Net cash used in investing activities	(487,462)	(3,307,476)	(14,975,000)	(592,338)
Cash Flows From Financing Activities
Proceeds from IPO				43,384,800
Proceeds from over-allotment				687,523
Payment of discount and issuance cost in connection with convertible notes	(65,772)	(446,270)
Net proceeds from issuance of convertible notes	3,582,663	24,308,729	17,483,280
Repayment of convertible notes	(474,544)	(3,219,826)	(5,264,783)
Capital contribution from a shareholder	218	1,483	5,799,969
Proceeds from short-term bank borrowings	6,779,561	46,000,000	40,000,000	25,000,000
Repayment of short-term borrowings	(4,758,903)	(32,289,634)	(45,014,237)	(25,453,560)
Borrowings from related parties	4,046,910	27,458,689	9,500,000	28,500,000
Repayment of borrowings to related parties	(382,974)	(2,598,514)	(8,661,984)	(28,790,200)
Settlement of subscription fees advanced from a investor			(3,967,865)
Payment of offering cost				(12,421,207)
Net cash provided by financing activities	8,727,159	59,214,657	9,874,380	30,907,356
Effect of exchange rate changes on cash and cash equivalents	(428,332)	(2,906,283)	(838,511)	(233,991)
Net increase (decrease) in cash, cash equivalents and restricted cash	(886,357)	(6,014,009)	(26,615,619)	26,271,674
Cash, cash equivalents and restricted cash at beginning of the year	2,878,323	19,529,707	46,145,326	19,873,652
Cash, cash equivalents and restricted cash at end of the year	1,991,966	13,515,698	19,529,707	46,145,326
Supplemental Cash Flow Information
Cash paid for interest expense	145,814	989,364	1,223,712	4,255,412
Cash paid for income tax	2,839	19,260
Non-cash Investing and Financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	401,211	2,722,255	4,617,878	1,355,484
Disposal of operating lease right-of-use assets	296,072	2,008,876	1,464,840	216,170
Issuance of warrants to underwriter in connection with IPO and overallotment				627,340
Issuance of shares to settlement convertible notes	34,812	236,203	14,148,573
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	626,002	4,247,484	10,284,108
Restricted cash	629,057	4,268,214	4,245,599
Restricted cash, noncurrent	736,909	5,000,000	5,000,000
Total cash and cash equivalents and restricted cash	$ 1,991,968	¥ 13,515,698	¥ 19,529,707